STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 407	$ (6,408)	$ 5,546
Less: net earnings (loss) attributable to noncontrolling interests	67	(71)	(158)
Net earnings (loss) attributable to the Company	339	(6,337)	5,704
Other comprehensive income (loss)
Currency translation adjustments	(1,326)	(172)	435
Benefit plans	2,889	9,044	1,632
Investment securities and cash flow hedges	(7,099)	(1,299)	(78)
Long-duration insurance contracts	8,126	2,599	0
Less: other comprehensive income (loss) attributable to noncontrolling interests	1	5	6
Other comprehensive income (loss) attributable to the Company	2,589	10,166	1,984
Comprehensive income (loss)	2,996	3,764	7,536
Less: comprehensive income (loss) attributable to noncontrolling interests	68	(66)	(152)
Comprehensive income (loss) attributable to the Company	$ 2,928	$ 3,830	$ 7,688